Condensed Consolidated Statement of Changes in Members Capital - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Beginning Balance	$ 52,104	$ 52,664	$ 13,505	$ 15,007	$ 52,664	$ 15,007	$ 15,007	$ 1,344
Net income (loss)	(1,037)	(560)	(3,444)	(1,502)	(1,597)	(4,946)	(11,086)	12,068
Assignment of interest in Prometheus Energy by Member								1,595
Contribution in common control transaction							48,743
Ending Balance	51,067	52,104	10,061	13,505	51,067	10,061	52,664	15,007
Member's Capital [Member]
Beginning Balance	$ 68,257	$ 68,257	$ 19,514	$ 19,514	$ 68,257	$ 19,514	$ 19,514	$ 20,000
Beginning Balance, shares	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Contribution in common control transaction							$ 48,743	$ (486)
Ending Balance	$ 68,257	$ 68,257	$ 19,514	$ 19,514	$ 68,257	$ 19,514	$ 68,257	$ 19,514
Ending Balance, shares	1,000	1,000	1,000	1,000	1,000	1,000	1,000	1,000
Accumulated Deficit [Member]
Beginning Balance	$ (17,654)	$ (16,916)	$ (7,576)	$ (5,872)	$ (16,916)	$ (5,872)	$ (5,872)	$ (18,656)
Net income (loss)	(1,066)	(738)	(3,287)	(1,704)			(11,044)	12,784
Ending Balance	(18,720)	(17,654)	(10,863)	(7,576)	(18,720)	(10,863)	(16,916)	(5,872)
Parent [Member]
Beginning Balance	50,603	51,341	11,938	13,642	51,341	13,642	13,642	1,344
Net income (loss)	(1,066)	(738)	(3,287)	(1,704)			(11,044)	12,784
Contribution in common control transaction							48,743	(486)
Ending Balance	49,537	50,603	8,651	11,938	49,537	8,651	51,341	13,642
Noncontrolling Interest [Member]
Beginning Balance	1,502	1,323	1,567	1,365	1,323	1,365	1,365
Net income (loss)	28	179	(157)	202			(42)	(716)
Assignment of interest in Prometheus Energy by Member								1,595
Contribution in common control transaction								486
Ending Balance	$ 1,530	$ 1,502	$ 1,410	$ 1,567	$ 1,530	$ 1,410	$ 1,323	$ 1,365